SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 32,927	$ 34,382
Written down	(1,485)	(1,508)
Total inventories	$ 31,442	$ 32,874